Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

In millions	Year ended December 31,	2025	2024	2023
Freight revenues
Petroleum and chemicals		$3,478	$3,414	$3,195
Metals and minerals		1,962	2,048	2,048
Forest products		1,839	1,931	1,943
Coal		960	929	1,017
Grain and fertilizers		3,658	3,422	3,265
Intermodal		3,892	3,757	3,823
Automotive		892	894	945
Total freight revenues		16,681	16,395	16,236
Other revenues		623	651	592
Total revenues (1) (2)		$17,304	$17,046	$16,828
(1)As at December 31, 2025, the Company had remaining performance obligations related to freight in-transit, for which revenues of $103 million (2024 - $102 million) are expected to be recognized in the next period.
(2)See Note 23 – Segmented information for the disaggregation of revenues by geographic area.

Schedule of contract liabilities
Contract liabilities

In millions	2025	2024
Beginning of year	$191	$95
Revenue recognized included in the beginning balance	(18)	(15)
Increase due to consideration received, net of revenue recognized	354	111
End of year	$527	$191
Current portion - end of year	$7	$5